Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ambrus Core Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.05%	3.95%	6.23%
Ambrus Tax-Conscious California Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	3.55%	3.02%	4.51%
Ambrus Tax-Conscious National Bond Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.35%	3.32%	4.61%